SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Government Grants, Advertising Costs and Concentration of Risks - Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Government grants
Government incentive from the local government	$ 4,165,627	$ 2,783,085	$ 756,757
Advertising costs
Advertising costs	$ 190,697	$ 4,142,101	$ 12,126,729
Accounts receivable [Member] | Concentration of Credit Risk [Member]
Advertising costs
Number of customers			1
Accounts receivable [Member] | Concentration of Credit Risk [Member] | Customer one [Member]
Advertising costs
Concentration risk (as a percent)	13.00%		11.00%